Financial Instruments (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of financial instrument [Line Items]
Total assets at the beginning of the year	$ 430,170,689
Total assets at the end of the year	398,551,180
Financial assets at FVTOCI - equity instruments without quoted market prices [member]
Disclosure of financial instrument [Line Items]
Total assets at the beginning of the year	0
Adjustments on initial application of IFRS 9	177,815
Net gains included in other comprehensive income	9,990
Purchases	34,157
Disposals	(45,937)
Total assets at the end of the year	$ 176,025